UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178


13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:


/s/ Scott Schweitzer            New York, New York           August 13, 2009
--------------------------   ------------------------     ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      40

Form 13F Information Table Value Total:    $441,341
                                          (thousands)


List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE
                                                  Fox Point Capital Management LLC

COLUMN 1                   COLUMN  2    COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------             --------    ---------     --------  ---------------------  ----------  --------  -----------------------
                            TITLE                     VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             OF CLASS      CUSIP       (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------             --------    ---------     --------  ---------   ---  ----  ----------  --------  ---------  ------  ----
ALCON INC                     COM      H01301102      5,806       50,000   SH            Sole                  50,000
ALLERGAN INC                  COM      018490102     11,895      250,000   SH            Sole                 250,000
AMAZON COM INC                COM      023135106     31,373      375,000   SH            Sole                 375,000
AMGEN INC                     COM      031162100      6,618      125,000   SH            Sole                 125,000
APPLE INC                     COM      037833100     17,804      125,000   SH            Sole                 125,000
BORGWARNER INC                COM      099724106      5,976      175,000   SH            Sole                 175,000
CB RICHARD ELLIS GROUP INC    COM      12497T101      9,360    1,000,000   SH            Sole               1,000,000
CON-WAY INC                   COM      205944101      4,414      125,000   SH            Sole                 125,000
CREDICORP LTD                 COM      G2519Y108      7,275      125,000   SH            Sole                 125,000
DECKERS OUTDOOR CORP          COM      243537107      8,784      125,000   SH            Sole                 125,000
DELL INC                      COM      24702R101      5,149      375,000   SH            Sole                 375,000
DISCOVERY COMMUNICATNS NEW    COM      25470F104      7,653      340,000   SH            Sole                 340,000
DOLBY LABORATORIES INC        COM      25659T107      9,320      250,000   SH            Sole                 250,000
DOLLAR TREE INC               COM      256746108      5,263      125,000   SH            Sole                 125,000
DRYSHIPS INC                  COM      Y2109Q101      9,248    1,600,000   SH            Sole               1,600,000
EAGLE BULK SHIPPING INC       COM      Y2187A101      5,888    1,250,000   SH            Sole               1,250,000
EXCEL MARITIME CARRIERS LTD   COM      V3267N107      1,683      250,000   SH            Sole                 250,000
EXPRESS SCRIPTS INC           COM      302182100     17,188      250,000   SH            Sole                 250,000
GENZYME CORP                  COM      372917104      1,392       25,000   SH            Sole                  25,000
GILEAD SCIENCES INC           COM      375558103     11,710      250,000   SH            Sole                 250,000
GOLDMAN SACHS GROUP INC       COM      38141G104     11,058       75,000   SH            Sole                  75,000
GRACE W R & CO DEL NEW        COM      38388F108      1,546      125,000   SH            Sole                 125,000
INTERCONTINENTALEXCHANGE INC  COM      45865V100      5,712       50,000   SH            Sole                  50,000
ITAU UNIBANCO BANCO MULTIPL   COM      465562106     10,052      635,000   SH            Sole                 635,000
J CREW GROUP INC              COM      46612H402     13,510      500,000   SH            Sole                 500,000
LDK SOLAR CO LTD              COM      50183L107      9,588      850,000   SH            Sole                 850,000
LIFE TECHNOLOGIES CORP        COM      53217V109     10,430      250,000   SH            Sole                 250,000
MACROVISION SOLUTIONS CORP    COM      55611C108     27,263    1,250,000   SH            Sole               1,250,000
MAXIM INTEGRATED PRODS INC    COM      57772K101     19,613    1,250,000   SH            Sole               1,250,000
MEDCO HEALTH SOLUTIONS INC    COM      58405U102     22,805      500,000   SH            Sole                 500,000
METAVANTE TECHNOLOGIES INC    COM      591407101      6,465      250,000   SH            Sole                 250,000
MYRIAD PHARMACEUTICALS INC    COM      62856H107         29        6,249   SH            Sole                   6,249
PRICELINE COM INC             COM      741503403     27,888      250,000   SH            Sole                 250,000
SARA LEE CORP                 COM      803111103     12,200    1,250,000   SH            Sole               1,250,000
SCOTTS MIRACLE GRO CO         COM      810186106      1,402       40,000   SH            Sole                  40,000
SIGMA ALDRICH CORP            COM      826552101      6,195      125,000   SH            Sole                 125,000
ST JUDE MED INC               COM      790849103     10,275      250,000   SH            Sole                 250,000
STRAYER ED INC                COM      863236105     10,906       50,000   SH            Sole                  50,000
SYMANTEC CORP                 COM      871503108     19,475    1,250,000   SH            Sole               1,250,000
VISA INC                      COM      92826C839     31,130      500,000   SH            Sole                 500,000




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